Financial Liabilities - Summary of Long-term Borrowings (Detail) ₩ in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 13,480,889			₩ 8,558,777
Less current portion of long-term borrowings	₩ (1,242,904)			(1,553,907)
China Construction Bank [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	USD: 3ML+0.80~1.43 CNY: PBOC X (0.95~1.05)
Woori bank [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	2.75
Korea development bank and others [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	CD rate (91days) +1.00~1.39, 2.21~3.25
Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings		$ 2,767	¥ 18,699		$ 2,262	¥ 5,198
Noncurrent portion of long-term borrowings	₩ 6,107,117			2,531,663
Won [member]
Disclosure of detailed information about borrowings [Line Items]
Less current portion of long-term borrowings	(195,154)			(843,598)
Noncurrent portion of long-term borrowings	2,692,560			2,700,608
Less current portion of long-term borrowings	(638,048)			(150,651)
Won [member] | The Export-Import Bank of Korea [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	1,696,177			955,975
Won [member] | China Construction Bank [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	4,606,094			2,419,286
Won [member] | Woori bank [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	608			1,259
Won [member] | Korea development bank and others [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 3,330,000			₩ 2,850,000